INCOME TAXES - Reconciliation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes
Combined federal and provincial income tax rate (as a percent)	27.00%	27.00%	27.00%
Effect of permanent difference (as a percent)	(15.00%)	(3.00%)	4.00%
Effect of different tax rate on earnings in other jurisdictions (as a percent)	(4.00%)	1.00%	9.00%
Effect of tax holiday (as a percent)	(1.00%)	(1.00%)	(3.00%)
Effect of true-up (as a percent)		(2.00%)	4.00%
Effect of cross-border tax (as a percent)	1.00%
Unrecognized tax provision (as a percent)			(5.00%)
Change in valuation allowance (as a percent)	7.00%	(1.00%)	(3.00%)
Effect of change in tax rate			(7.00%)
Actual income tax rate (as a percent)	15.00%	21.00%	26.00%
Additional disclosure
Undistributed earnings of subsidiaries and affiliates considered to be permanently reinvested	$ 701,222
Preferential withholding tax rate (as a percent)	5.00%
Withholding Income Tax for Undistributed Earnings of Foreign Subsidiaries	$ 5,350
Aggregate amount and per share effect of the tax holiday
The aggregate amount (in dollars)	$ 3,043	$ 2,520	$ 4,466
Per share effect - basic (in dollars per share)	$ 0.05	$ 0.04	$ 0.07
Per share effect - diluted (in dollars per share)	$ 0.04	$ 0.04	$ 0.07
Minimum
Additional disclosure
Withholding income tax rate on dividends distributed by foreign invested enterprises (as a percent)	5.00%
Unrecognized deferred tax liabilities	$ 35,061
Maximum
Additional disclosure
Withholding income tax rate on dividends distributed by foreign invested enterprises (as a percent)	10.00%
Unrecognized deferred tax liabilities	$ 70,122